10. LICENSE DEPOSITS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 10. LICENSE DEPOSITS

License deposits, which are non-refundable, primarily relate to a $300,000 sublicense deposit received in prior years as a down payment on the Canadian License. The Company commenced shipping production units to Almont under the Canadian Sublicense in April 2011 and began recognizing the license deposit of $300,000 on the Canadian Licensee as revenue on a straight-line basis over the remaining life until 2027 of the last CSRV technology patent in force, at that date. Sublicensing fee revenue for the years ended December 31, 2012 and 2011 amounted to $19,000 and $14,000, respectively.